Convertible Senior Notes - Additional Information (Detail) $ / shares in Units, ¥ in Millions									12 Months Ended
		Dec. 31, 2022 CNY (¥)		Dec. 30, 2022 USD ($) $ / shares	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Mar. 29, 2019 USD ($) Day	Dec. 04, 2018 USD ($) Day	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2022 USD ($)		Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)		Dec. 31, 2020 CNY (¥)	Mar. 29, 2019 CNY (¥) $ / A	Mar. 29, 2019 USD ($) $ / shares $ / A	Dec. 04, 2018 CNY (¥) $ / A	Dec. 04, 2018 USD ($) $ / shares $ / A
Debt Instrument [Line Items]
Convertible senior notes rate stated percentage				6.00%
Debt maturities repayments in 2023		¥ 22									$ 3,000,000
Debt maturities repayments in 2025		8,300									1,200,000,000
Debt maturities repayments in 2026		6,200									902,000,000
Debt maturities repayments in 2028		4,500									651,000,000
Noncontrolling interests		5,934									860,000,000			¥ 5,345
Retained earnings		148,341									21,507,000,000			145,160
Additional paid-in capital		79,855									11,578,000,000			73,888
Restricted cash	[2]	750	[1]								109,000,000	[1]		¥ 0	[1]	¥ 0
Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Noncontrolling interests | ¥													¥ (309)
Additional paid-in capital | ¥													(738)
Minimum [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Retained earnings | ¥													398
Maximum [Member] | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Debt face amount | ¥													¥ 636
iQIYI 2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount																				$ 750,000,000
Interest rate																			3.75%	3.75%
Debt, maturity date								Dec. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000								37.183
Aggregate principal amount of the 2023 Notes outstanding		¥ 22									3,000,000
Debt Instrument Frequency Of Periodic Interest Payment								interest is payable semi-annually
Percentage of principal amount of debt redeemed									100.00%
Price of call options on iQIYI's ADS																				$ 68,000,000
Debt Instrument, convertible, conversion price | $ / shares																				$ 26.89
Repayments of Debt										$ 747,000,000
Proceeds from Debt, Net ofunderwriting discounts and offering expenses								$ 737,000,000
Payment of underwriting discounts and offering expenses								13,000,000
Grosss Proceeds from issuance of debt								$ 750,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount																				$ 1,000
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day								20
Debt instrument, convertible, threshold consecutive trading days | Day								30
Debt instrument convertible threshold percentage of stock price trigger								130.00%
iQIYI 2023 Convertible Senior Notes | ADR [Member] | Prior To June 1 2023 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day								5
Debt instrument, convertible, threshold consecutive trading days | Day								10
Debt instrument convertible threshold percentage of stock price trigger								98.00%
iQIYI 2023 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS																				$ 68,000,000
Cap exercise price of capped call options | $ / A																			38.42	38.42
Settlement Shares Of Capped Call Options | ¥																			¥ 28
iQIYI 2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount																		$ 1,200,000,000
Interest rate																	2.00%	2.00%
Debt, maturity date							Apr. 01, 2025
Debt, put date									Apr. 01, 2023
Conversion rate of convertible notes, ADS per US$1,000							33.0003
Principal amount of liability component											1,200,000,000
Remaining Accretion Period									3 months
Debt Instrument Frequency Of Periodic Interest Payment							interest is payable semi-annually
Percentage of principal amount of debt redeemed									100.00%
Price of call options on iQIYI's ADS																		$ 85,000,000
Settlement Shares Of Capped Call Options | ¥																	¥ 40
Debt instrument, date of first required payment							Oct. 01, 2019
Debt instrument, payment terms							October 1 and April 1 of each year, beginning on October 1, 2019
Proceeds from Debt, Net ofunderwriting discounts and offering expenses							$ 1,200,000,000
Payment of underwriting discounts and offering expenses							21,000,000
Grosss Proceeds from issuance of debt							$ 1,200,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount																		$ 1,000
Debt instrument repurchase price rate									25.00%
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares																		$ 30.3
Debt Instrument, convertible, threshold trading days | Day							20
Debt instrument, convertible, threshold consecutive trading days | Day							30
Debt instrument convertible threshold percentage of stock price trigger							130.00%
iQIYI 2025 Convertible Senior Notes | ADR [Member] | Prior To October 1 2024 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day							5
Debt instrument, convertible, threshold consecutive trading days | Day							10
Debt instrument convertible threshold percentage of stock price trigger							98.00%
iQIYI 2025 Convertible Senior Notes | Call Option [Member]
Debt Instrument [Line Items]
Price of call options on iQIYI's ADS																		$ 85,000,000
Cap exercise price of capped call options | $ / A																	40.02	40.02
IQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Debt face amount						$ 800,000,000
Interest rate						4.00%
Debt, maturity date						Dec. 15, 2026
Debt, put date									Aug. 01, 2024
Conversion rate of convertible notes, ADS per US$1,000						44.8179
Principal amount of liability component											900,000,000
Remaining Accretion Period									1 year 7 months 2 days
Debt Instrument Frequency Of Periodic Interest Payment						interest is payable semi-annually
Percentage of principal amount of debt redeemed									100.00%
Debt instrument, date of first required payment						Jun. 15, 2021
Debt instrument, payment terms						June 15 and December 15 of each year, beginning on June 15, 2021
Proceeds from Debt, Net ofunderwriting discounts and offering expenses						$ 884,000,000
Payment of underwriting discounts and offering expenses						16,000,000
Grosss Proceeds from issuance of debt					$ 100,000,000	900,000,000
Additional Debt Principal Amount Offered						100,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount						$ 1,000
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition One [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, conversion price | $ / shares						$ 22.31
Debt Instrument, convertible, threshold trading days | Day						20
Debt instrument, convertible, threshold consecutive trading days | Day						30
Debt instrument convertible threshold percentage of stock price trigger						130.00%
IQIYI 2026 Convertible Notes | ADR [Member] | Prior To June 15 2026 Debt Conversion Condition Two [Member]
Debt Instrument [Line Items]
Debt Instrument, convertible, threshold trading days | Day						5
Debt instrument, convertible, threshold consecutive trading days | Day						10
Debt instrument convertible threshold percentage of stock price trigger						98.00%
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Delay in Payment Discharge of a Final Judgment [Member]
Debt Instrument [Line Items]
Debt Instrument minimum debt default amount											$ 60,000,000
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Involuntary Case or Other Proceeding [Member]
Debt Instrument [Line Items]
Number of concecutive days for which involuntary case or other proceeding shall remain undismissed and unstayed		30 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Default To Pay Interest [Member]
Debt Instrument [Line Items]
Debt default event trigger interest default period from due date									30 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Enforce Holder Conversion Rights [Member]
Debt Instrument [Line Items]
Number of business days In which holders Debt conversion right to be enforced									5 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Issue Fundamental Change Company Notice or Make Whole Fundamental Change [Member]
Debt Instrument [Line Items]
Number of Business days In which fundamental change company notice or make whole fundamental change to be issued									5 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger for Failure to Attend Trustee Notice [Member]
Debt Instrument [Line Items]
Minimum percentage of aggregate principal holding by holders		25.00%									25.00%
Maximum period allowed to attend written Notice from trustee or by the trustee at the request of the holders									60 days
2023, 2025 and 2026 Convertible Notes Collectively [Member] | Debt Default Event Trigger Default to Debt Under Mortgage Agreement or Other Instrument [Member]
Debt Instrument [Line Items]
Debt Instrument minimum debt default amount											$ 60,000,000
Period In which indebtedness to be cured or discharged									30 days
iQIYI PAG Convertible Senior Notes
Debt Instrument [Line Items]
Debt face amount				$ 500,000,000
Conversion rate of convertible notes, ADS per US$1,000				216.9668
Principal amount of liability component											600,000,000
Remaining Accretion Period									3 years
Debt Instrument Frequency Of Periodic Interest Payment									interest is payable quarterly
Debt Instrument, convertible, conversion price | $ / shares				$ 4.61
Proceeds from Debt, Net ofunderwriting discounts and offering expenses									$ 492,000,000
Payment of underwriting discounts and offering expenses									$ 8,000,000
Grosss Proceeds from issuance of debt						$ 500,000,000
Additional Debt Principal Amount Offered				$ 50,000,000
Debt Instrument Convertible Conversion Ratio Basis Amount				$ 1,000
Restricted cash	[1],[2]	¥ 750									109,000,000
Debt instrument repurchase price rate									120.00%
iQIYI PAG Convertible Senior Notes | Cumulative Effect, Period of Adoption, Adjustment [Member]
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed									120.00%
iQIYI PAG Convertible Senior Notes | Minimum [Member]
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed									120.00%
iQIYI PAG Convertible Senior Notes | Maximum [Member]
Debt Instrument [Line Items]
Percentage of principal amount of debt redeemed									130.00%
iQIYI PAG Convertible Senior Notes | Debt Default Event Trigger for Delay in Payment Discharge of a Final Judgment [Member]
Debt Instrument [Line Items]
Debt Instrument minimum debt default amount											$ 100,000,000

[1]	Long-term restricted cash represents collateral to repayments of the iQIYI PAG Notes (Note 15).
[2]	Long-term restricted cash was included in “Other non-current assets” in the consolidated balance sheet as of December 31, 2022.